Acquisitions	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Acquisitions [Abstract]
Acquisitions

3. Acquisitions

Fiscal 2016

On September 18, 2015, we acquired a majority ownership stake of 81.48% in GT Nexus, for $550.0 million, net of cash acquired (GT Nexus Acquisition). GT Nexus is a cloud-based supply chain management firm based in Oakland, California. GT Nexus is the cloud platform that some of the world’s largest companies, across many sectors, including manufacturing and retail, use to monitor and orchestrate their global supply chains including automation of sourcing, trade finance and logistics operations. The GT Nexus Acquisition complemented and further expanded our global SCM offerings.  The results of operations of GT Nexus have been included in our results of operations from the date of the GT Nexus Acquisition. GT Nexus contributed revenues of $13.1 million and net loss of $5.8 million related to their operations in the second quarter of fiscal 2016.

The total consideration for the GT Nexus Acquisition was funded through the issuance of our 5.75% senior secured notes due 2020 (see Note 11, Debt – Senior Secured Notes), together with cash on hand and equity issued to certain shareholders and management of GT Nexus.  Transaction and merger related integration costs of $10.6 million associated with the GT Nexus Acquisition were expensed as incurred and are reflected in our results of operations for the six months ended October 31, 2015, in acquisition-related and other costs. In addition, in the second quarter of fiscal 2016, we took certain actions relating to GT Nexus’ operations to eliminate redundancies, improve our operational efficiency and reduce our operating costs. We may take additional actions in future periods related to GT Nexus as we integrate its operations. See Note 10, Restructuring Charges. The excess of the consideration transferred over the fair values of the net assets acquired and liabilities assumed was recorded as goodwill, which represents operating efficiencies expected to be realized.

The following table summarizes our allocation of the GT Nexus purchase consideration:

(in millions)
Cash	$14.8
Accounts receivable	36.5
Other current assets	13.9
Identified intangible assets:
Existing technology	93.3
Existing customer relationships	273.5
Tradenames	5.9
Other non-current assets	9.0
Goodwill	369.9
Deferred revenue	(11.3)
Current liabilities assumed	(32.6)
Long-term liabilities assumed	(87.7)
Noncontrolling interests	(10.2)
Total fair value of net assets acquired	675.0
Less fair value of redeemable noncontrolling interests	(125.0)
Purchase consideration	$550.0

Our estimates of fair value and resulting allocation of purchase price related to the GT Nexus Acquisition are preliminary as of October 31, 2015. We are in the process of finalizing the valuation of certain assets and liabilities, primarily income tax liabilities, and as a result the final allocation of the adjusted purchase price may differ from the information presented in these Condensed Consolidated Financial Statements. As of October 31, 2015, based on our current estimation of fair values, the gross contractual accounts receivable at the acquisition date was $37.1 million and our best estimate of the contractual cash flows not expected to be collected at that date was $0.6 million. The acquired intangible assets relating to GT Nexus’ existing technology, existing customer relationships and tradenames are being amortized over their weighted average estimated useful lives of approximately three years, six years and three years, respectively. We have determined that the goodwill arising from the GT Nexus Acquisition will not be deductible for tax purposes.

As explained above, we acquired an 81.48% majority stake in GT Nexus.  The redeemable noncontrolling interests have redemption features, both call options exercisable by the Company and put options exercisable by the redeemable noncontrolling interest holders.  Given that the noncontrolling interests are redeemable at the option of the holders, they are reported in the mezzanine section between liabilities and equity on our Condensed Consolidated Balance Sheets.  The redeemable noncontrolling interests are puttable at a redemption price of $150.0 million on the first anniversary of the acquisition date.  Therefore, we are accreting the redeemable noncontrolling interests, using the effective interest method, from the acquisition date fair value to the redemption value over a one-year period.  Accretion adjustments to the carrying value of the redeemable noncontrolling interests are considered deemed dividends and are recorded against additional paid-in capital.

GT Nexus has a wholly-owned subsidiary, Platform Settlement Services, LLC (PSS), which is a bankruptcy-remote special purpose entity.  PSS was established for the purpose of facilitating the settlement of transactions between GT Nexus customers and their supply chain providers.  PSS acts as a collection and paying agent, receiving funds from customers and forwarding to appropriate credit parties.  PSS is a custodian of the cash received from its customers and has no legal ownership rights to the funds held in such custodial accounts.  Therefore, the Company does not report any cash in transit in the bank accounts of PSS at period end, nor any cash movements during a reporting period, in our Condensed Consolidated Financial Statements.  The balance of cash in transit in custodial accounts held by PSS at October 31, 2015, was $16.5 million.

Fiscal 2015

On September 2, 2014, we acquired the assets of Saleslogix, a division of privately held Swiftpage, Inc., for approximately $30.1 million, net of cash acquired. Based in Scottsdale, Arizona, Saleslogix is a provider of SaaS CRM software accessible via mobile devices, desktops, and laptops. The acquisition of Saleslogix complemented our CRM product offerings and added additional sales and service functionality to our industry-focused Infor CloudSuites in the CRM market. The operating results related to this acquisition have been included in our Condensed Consolidated Financial Statements from the acquisition date.

We recorded approximately $13.4 million of identifiable intangible assets and $18.2 million of goodwill related to our acquisition of Saleslogix. The acquired intangible assets relating to Saleslogix’s existing technology and customer relationships are being amortized over their weighted average estimated useful lives of approximately five and seven years, respectively. We have determined that the goodwill arising from this acquisition will be deductible for tax purposes.

Contingent Consideration

The purchase consideration related to one of our pre-fiscal 2015 acquisitions includes additional contingent cash consideration payable to the sellers if certain future performance conditions are met as detailed in the applicable agreement.  The change in the estimated fair value of the contingent consideration, during the contingency period through settlement, is recorded in our results of operations in the period of such change and is included in acquisition-related and other costs in our Consolidated Statements of Operations.  As of April 30, 2015, we estimated that no further payments would be required under the contingent consideration arrangement due to the probability of meeting such results and reduced our contingent consideration liability to $0.0 million. In the first quarter of fiscal 2016, we renegotiated the provisions of the applicable contingent consideration agreement with the sellers.  As a result of these negotiations, we agreed to an additional one-year contingency period that runs through fiscal 2016 and redefined certain of the contingency conditions.  Based on the renegotiated agreement, we estimated the fair value of the remaining contingent consideration to be $0.6 million as of October 31, 2015.   The potential undiscounted amount of future payments that we may be required to make related to the contingent consideration arrangement is between $0.0 and $10.0 million.

3.    Acquisitions

Acquisitions -Fiscal 2015

On September 2, 2014, we acquired the assets of Saleslogix, a division of privately held Swiftpage, Inc., for approximately $30.1 million, net of cash acquired. Based in Scottsdale, Arizona, Saleslogix is a provider of SaaS customer relationship management (CRM) software accessible via mobile devices, desktops, and laptops. The acquisition of Saleslogix complements our CRM product offerings and adds additional sales and service functionality to our industry-focused Infor CloudSuites in the CRM market. We have recorded approximately $13.4 million of identifiable intangible assets and $18.2 million of goodwill related to our acquisition of Saleslogix. The acquired intangible assets relating to Saleslogix’s existing technology and customer relationships are being amortized over their weighted average estimated useful lives of approximately five and seven years, respectively. We have determined that the goodwill arising from this acquisition will be deductible for tax purposes.

The operating results related to this acquisition have been included in our Consolidated Financial Statements from the acquisition date. This acquisition was not significant for financial reporting purposes and the related results were not material to our results for fiscal 2015. Salelogix contributed, to the extent separately identifiable, approximately $11.2 million in revenues during fiscal 2015.

Acquisitions—Fiscal 2014

On January 7, 2014, we acquired PeopleAnswers, LLC (formerly PeopleAnswers, Inc.) (PeopleAnswers), a privately held company based in Dallas, Texas, for approximately $200.0 million. PeopleAnswers is a provider of predictive talent analytics whose cloud-based talent science platform is used by companies to optimize hiring, promotion, learning, and compensation processes.  The acquisition of PeopleAnswers complemented and further expanded our Infor Human Capital Management (HCM) suite offerings. We recorded approximately $84.0 million of identifiable intangible assets and $114.3 million of goodwill related to our acquisition of PeopleAnswers. The acquired intangible assets relating to PeopleAnswers’ existing technology and customer relationships are being amortized over their weighted average estimated useful lives of approximately ten years. We have determined that the goodwill arising from this acquisition will be deductible for tax purposes.

During the fourth quarter of fiscal 2014 we completed an additional acquisition for a purchase price of approximately $1.8 million.

The results of our fiscal 2014 acquisitions have been included in our Consolidated Financial Statements from the acquisition dates. These acquisitions were not significant individually or in the aggregate for financial reporting purposes and their results were not material to our results for fiscal 2014.

Acquisitions—Fiscal 2013

We completed five acquisitions in fiscal 2013 for a combined purchase price of $119.7 million, net of cash acquired, to expand our product and service offerings in our targeted verticals, primarily manufacturing and distribution, and our HCM and CRM horizontal offerings. We have included the results of the acquired companies in our Consolidated Financial Statements from the applicable acquisition dates. These acquisitions were not significant individually or in the aggregate for financial reporting purposes.

We recorded $55.6 million of identifiable intangible assets, $9.4 million of net liabilities and $73.5 million of goodwill related to our fiscal 2013 acquisitions. The acquired intangible assets relating to these acquisitions’ existing technology and customer relationships are being amortized over their weighted average estimated useful lives of approximately seven years. We have determined that the goodwill arising from these acquisitions will not be deductible for tax purposes.

The purchase consideration related to certain of our acquisitions includes additional contingent cash consideration payable to the sellers if certain future performance conditions are met as detailed in the applicable purchase agreements.  The fair value of these contingent consideration agreements was estimated to be $12.4 million as of May 31, 2014.  The change in the estimated fair value of the contingent consideration, during the contingency period through settlement, is recorded in our results of operations in the period of such change and is included in acquisition-related and other costs in our Consolidated Statements of Operations.  During fiscal 2015 and fiscal 2014, we paid $8.5 million and $0.7 million, respectively, under the provisions of certain of the contingent consideration agreements. As of April 30, 2015, we estimated that no further payments would be required under the contingent consideration arrangement due to the probability of meeting such results and reduced our contingent consideration liability to $0.0 million.